UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Coleen Downs Dinneen, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2810

Date of fiscal year end: September 30

Date of reporting period: December 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of December 31, 2014 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 92.7% of Net Assets
	ABS Car Loan – 2.4%
$8,905,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,883,886
3,722,000	AmeriCredit Automobile Receivables, Series 2012-5, Class B, 1.120%, 11/08/2017	3,733,676
1,430,000	AmeriCredit Automobile Receivables Trust, Series 2011-2, Class D, 4.000%, 5/08/2017	1,451,883
2,355,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class B, 1.190%, 5/08/2018	2,357,395
1,860,000	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	1,857,723
3,170,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,159,637
2,040,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	2,034,439
4,415,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,426,660
2,525,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,520,281
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,950,614
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,519,639
2,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	2,870,697
124,789	Centre Point Funding LLC, Series 2010-1A, Class 1, 5.430%, 7/20/2016, 144A	126,433
630,000	Credit Acceptance Auto Loan Trust, Series 2014-1A, Class A, 1.550%, 10/15/2021, 144A	628,758
10,810,000	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	10,789,461
2,892,831	Exeter Automobile Receivables Trust, Series 2013-2A, Class A, 1.490%, 11/15/2017, 144A	2,896,351
5,000,000	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	4,987,725
9,285,000	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	9,257,182
4,741,580	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	4,735,639
6,445,000	Santander Drive Auto Receivables Trust, Series 2012-3, Class C, 3.010%, 4/16/2018	6,537,273
3,385,000	Santander Drive Auto Receivables Trust, Series 2012-4, Class C, 2.940%, 12/15/2017	3,431,243
2,090,000	Santander Drive Auto Receivables Trust, Series 2012-5, Class C, 2.700%, 8/15/2018	2,126,199
2,875,000	Santander Drive Auto Receivables Trust, Series 2012-6, Class C, 1.940%, 3/15/2018	2,894,633
3,785,000	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	3,801,336
3,185,000	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	3,170,735
3,490,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,495,856
7,170,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	7,148,734

		102,794,088

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	ABS Home Equity – 0.3%
$4,641,255	Colony American Homes, Series 2014-1A, Class A, 1.400%, 5/17/2031, 144A	$4,611,352
266,080	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035	271,290
6,209,613	Sequoia Mortgage Trust, Series 2013-5, Class A1, 2.500%, 5/25/2043, 144A	5,910,291

		10,792,933

	ABS Other – 0.9%
6,722,086	Global Container Assets Ltd., Series 2013-1A, Class A1, 2.200%, 11/05/2028, 144A	6,708,453
3,800,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	3,814,896
8,615,000	Springleaf Funding Trust, Series 2013-BA, Class A, 3.920%, 1/16/2023, 144A	8,706,319
8,900,208	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	8,956,867
10,359,417	Textainer Marine Containers Ltd., Series 2014-1A, Class A, 3.270%, 10/20/2039, 144A	10,346,012

		38,532,547

	ABS Student Loan – 0.2%
7,405,000	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	7,399,468

	Aerospace & Defense – 0.4%
4,400,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	4,455,000
2,425,000	Bombardier, Inc., 6.000%, 10/15/2022, 144A	2,449,250
1,480,000	Bombardier, Inc., 7.500%, 3/15/2018, 144A	1,613,200
4,000,000	Huntington Ingalls Industries, Inc., 5.000%, 12/15/2021, 144A	4,070,000
3,765,000	Textron, Inc., 3.875%, 3/01/2025	3,771,630

		16,359,080

	Airlines – 0.1%
3,110,067	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	3,156,718
1,024,776	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	1,091,387

		4,248,105

	Automotive – 2.7%
665,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	678,300
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,292,447
23,860,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	23,693,887

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Automotive – continued
$7,885,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	$8,567,431
17,085,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	19,578,248
5,585,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017(b)	6,225,918
23,115,000	General Motors Co., 5.000%, 4/01/2035	24,087,910
16,065,000	General Motors Co., 5.200%, 4/01/2045	16,948,575
8,160,000	General Motors Financial Co., Inc., 6.750%, 6/01/2018(b)	9,241,200
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,437,906

		114,751,822

	Banking – 7.3%
18,380,000	Ally Financial, Inc., 3.500%, 1/27/2019	18,159,440
9,590,000	Ally Financial, Inc., 3.750%, 11/18/2019	9,446,150
5,000,000	Ally Financial, Inc., 4.750%, 9/10/2018	5,175,000
2,330,000	Ally Financial, Inc., 6.250%, 12/01/2017	2,516,400
13,070,000	Banco Santander Brasil S.A., 4.625%, 2/13/2017, 144A	13,544,441
11,755,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	11,631,373
19,525,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	20,013,320
3,190,000	Bank of America Corp., 2.650%, 4/01/2019	3,213,399
2,500,000	Bank of America Corp., 5.650%, 5/01/2018	2,777,433
30,395,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(b)	33,916,352
14,935,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	15,093,759
27,595,000	Citigroup, Inc., 4.050%, 7/30/2022	28,551,443
5,230,000	Citigroup, Inc., 6.125%, 5/15/2018	5,918,655
3,025,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	3,063,182
16,200,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	18,739,949
1,355,000	Goldman Sachs Group, Inc. (The), 6.000%, 6/15/2020	1,566,418
7,520,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	9,455,460
3,035,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/2019	3,610,014
1,985,000	Hana Bank, 4.250%, 6/14/2017, 144A	2,095,981
3,605,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	3,917,467

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$27,620,000	JPMorgan Chase & Co., 4.500%, 1/24/2022(b)	$30,154,190
4,350,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/2018	4,996,323
17,520,000	Morgan Stanley, 3.700%, 10/23/2024	17,758,622
18,120,000	Morgan Stanley, 5.750%, 1/25/2021	20,800,872
630,000	Morgan Stanley, GMTN, 5.500%, 1/26/2020	708,831
9,565,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	10,855,137
5,155,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,871,725
6,700,000	PKO Finance AB, 4.630%, 9/26/2022, 144A	7,018,250

		310,569,586

	Building Materials – 0.1%
4,230,000	Owens Corning, 4.200%, 12/01/2024	4,174,443

	Cable Satellite – 1.8%
3,935,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 3/15/2021	3,964,512
13,595,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.250%, 9/30/2022	13,561,012
2,965,000	CCO Holdings LLC/CCO Holdings Capital Corp., 6.500%, 4/30/2021	3,113,250
18,935,000	DISH DBS Corp., 5.875%, 11/15/2024, 144A	19,029,675
9,050,000	Time Warner Cable, Inc., 4.500%, 9/15/2042	9,302,884
4,080,000	Time Warner Cable, Inc., 5.500%, 9/01/2041	4,740,646
1,758,000	Time Warner Cable, Inc., 5.875%, 11/15/2040	2,096,160
8,750,000	Time Warner Cable, Inc., 6.550%, 5/01/2037	11,265,529
2,825,000	Virgin Media Finance PLC, 6.375%, 4/15/2023, 144A	2,959,188
5,000,000	Virgin Media Secured Finance PLC, 5.500%, 1/15/2025, 144A	5,162,500

		75,195,356

	Chemicals – 1.5%
17,455,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A(c)	17,280,450
4,375,000	Methanex Corp., 3.250%, 12/15/2019	4,338,198
7,645,000	Methanex Corp., 5.250%, 3/01/2022	8,212,381
11,565,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(b)	11,998,687
2,310,000	Olin Corp., 5.500%, 8/15/2022	2,338,875

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Chemicals – continued
$10,270,000	PolyOne Corp., 5.250%, 3/15/2023	$10,263,119
4,560,000	RPM International, Inc., 3.450%, 11/15/2022	4,490,729
3,685,000	RPM International, Inc., 6.125%, 10/15/2019	4,188,095

		63,110,534

	Collateralized Mortgage Obligations – 0.1%
5,472,697	Government National Mortgage Association, Series 2012-H12, Class FA, 0.706%, 4/20/2062(d)	5,471,219

	Consumer Cyclical Services – 0.4%
10,880,000	Alibaba Group Holding Ltd., 4.500%, 11/28/2034, 144A	11,184,792
2,820,000	IHS, Inc., 5.000%, 11/01/2022, 144A	2,791,800
2,165,000	Service Corp. International, 5.375%, 1/15/2022	2,219,125

		16,195,717

	Consumer Products – 0.1%
1,930,000	Avon Products, Inc., 4.600%, 3/15/2020	1,751,475
3,620,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,972,577

		5,724,052

	Diversified Manufacturing – 0.5%
1,200,000	Crane Co., 6.550%, 11/15/2036	1,483,487
21,175,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	21,810,250

		23,293,737

	Electric – 1.8%
9,750,000	AES Corp. (The), 3.234%, 6/01/2019(d)	9,506,250
2,200,000	AES Corp. (The), 7.375%, 7/01/2021	2,486,000
28,240,000	Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.750%, 11/01/2019, 144A	28,734,200
11,540,000	EDP Finance BV, 5.250%, 1/14/2021, 144A	12,143,080
1,085,000	Empresa Nacional de Electricidad S.A., 4.250%, 4/15/2024	1,091,068
7,895,000	FirstEnergy Corp., 2.750%, 3/15/2018	7,956,021
1,010,000	Ipalco Enterprises, Inc., 5.000%, 5/01/2018	1,065,550
9,670,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	9,582,970
3,740,000	Transelec S.A., 4.625%, 7/26/2023, 144A	3,878,085

		76,443,224

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 3.9%
$13,315,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 5/15/2019, 144A	$13,181,850
19,470,000	CIT Group, Inc., 5.375%, 5/15/2020	20,577,843
7,435,000	CIT Group, Inc., 5.500%, 2/15/2019, 144A	7,843,925
8,510,000	International Lease Finance Corp., 3.875%, 4/15/2018	8,510,000
2,750,000	International Lease Finance Corp., 5.750%, 5/15/2016	2,853,125
12,933,000	International Lease Finance Corp., 5.875%, 4/01/2019	13,935,308
2,450,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,658,250
11,320,000	International Lease Finance Corp., 6.250%, 5/15/2019(b)	12,367,100
17,640,000	Navient LLC, 4.875%, 6/17/2019	17,691,156
1,100,000	Navient LLC, MTN, 6.000%, 1/25/2017	1,152,250
9,010,000	Navient LLC, MTN, 6.125%, 3/25/2024(b)	8,852,325
6,560,000	Navient LLC, MTN, 6.250%, 1/25/2016	6,822,400
14,840,000	Navient LLC, MTN, 8.000%, 3/25/2020	16,435,300
120,000	Navient LLC, Series A, MTN, 5.000%, 6/15/2018	119,100
35,910,000	Springleaf Finance Corp., 5.250%, 12/15/2019	35,191,800

		168,191,732

	Financial Other – 0.3%
14,695,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	13,225,500

	Food & Beverage – 0.8%
8,760,000	Alicorp SAA, 3.875%, 3/20/2023, 144A	8,343,900
7,905,000	Constellation Brands, Inc., 3.750%, 5/01/2021	7,825,950
3,500,000	Constellation Brands, Inc., 3.875%, 11/15/2019	3,526,250
1,340,000	Cosan Luxembourg S.A., 5.000%, 3/14/2023, 144A	1,192,600
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,612,150
8,010,000	Sigma Alimentos S.A. de CV, 5.625%, 4/14/2018, 144A	8,690,850

		33,191,700

	Government Owned—No Guarantee – 7.2%
2,355,000	Abu Dhabi National Energy Co., 2.500%, 1/12/2018, 144A	2,366,935
6,745,000	CEZ AS, 5.625%, 4/03/2042, 144A	7,756,325

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Government Owned—No Guarantee – continued
$11,990,000	China Resources Gas Group Ltd., 4.500%, 4/05/2022, 144A	$12,653,706
11,720,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	11,923,412
11,260,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	12,673,130
1,665,000	Dubai Electricity & Water Authority, 6.375%, 10/21/2016, 144A	1,794,038
1,600,000	Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	2,338,614
59,205,000	Federal National Mortgage Association, 6.625%, 11/15/2030	87,910,781
5,345,000	Federal National Mortgage Association, 7.250%, 5/15/2030	8,319,086
6,310,000	IPIC GMTN Ltd., 6.875%, 11/01/2041, 144A	8,439,625
18,690,000	OCP S.A., 5.625%, 4/25/2024, 144A	19,624,500
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,235,381
2,895,000	Ooredoo International Finance Ltd., 4.750%, 2/16/2021, 144A	3,115,744
2,965,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,607,990
36,270,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A(c)	34,093,800
24,050,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	19,606,763
7,260,000	Petrobras International Finance Co., 6.750%, 1/27/2041	6,603,478
8,325,000	Petroleos Mexicanos, 3.125%, 1/23/2019	8,345,813
1,210,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,225,125
23,115,000	Rio Oil Finance Trust, Series 2014-1, 6.250%, 7/06/2024, 144A	22,105,568
33,630,000	Tennessee Valley Authority, 3.500%, 12/15/2042	33,256,640

		308,996,454

	Healthcare – 1.4%
5,475,000	Halyard Health, Inc., 6.250%, 10/15/2022, 144A	5,557,125
1,580,000	HCA Holdings, Inc., 6.250%, 2/15/2021	1,682,700
2,915,000	HCA, Inc., 5.875%, 5/01/2023	3,071,681
17,315,000	HCA, Inc., 7.500%, 2/15/2022	19,782,387
575,000	HCA, Inc., 7.500%, 12/15/2023	644,000
9,860,000	Kindred Escrow Corp. II, 8.000%, 1/15/2020, 144A	10,476,250
1,865,000	Omnicare, Inc., 4.750%, 12/01/2022	1,888,313
950,000	Omnicare, Inc., 5.000%, 12/01/2024	973,750

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Healthcare – continued
$3,200,000	PerkinElmer, Inc., 5.000%, 11/15/2021	$3,481,341
7,734,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	7,734,000
2,845,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	2,845,000

		58,136,547

	Home Construction – 0.2%
9,375,000	KB Home, 4.750%, 5/15/2019	9,234,375

	Hybrid ARMs – 0.0%
128,537	FNMA, 1.909%, 2/01/2037(d)	135,459

	Independent Energy – 1.1%
2,840,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	2,570,200
10,875,000	Newfield Exploration Co., 5.750%, 1/30/2022	10,766,250
10,095,000	QEP Resources, Inc., 5.250%, 5/01/2023	9,438,825
5,210,000	Range Resources Corp., 5.000%, 8/15/2022	5,210,000
7,000,000	SM Energy Co., 5.000%, 1/15/2024	6,055,000
9,735,000	SM Energy Co., 6.125%, 11/15/2022, 144A	9,150,900
3,360,000	SM Energy Co., 6.500%, 1/01/2023	3,225,600
1,000,000	SM Energy Co., 6.625%, 2/15/2019	980,000

		47,396,775

	Industrial Other – 0.7%
6,131,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,590,825
4,482,000	CBRE Services, Inc., 5.000%, 3/15/2023	4,580,156
9,170,000	Deluxe Corp., 6.000%, 11/15/2020(b)	9,468,025
10,040,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	9,738,800

		30,377,806

	Integrated Energy – 0.3%
15,250,000	Pacific Rubiales Energy Corp., 5.375%, 1/26/2019, 144A	13,137,875

	Leisure – 0.2%
8,515,000	Regal Entertainment Group, 5.750%, 3/15/2022	8,131,825

	Media Entertainment – 0.6%
66,000,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	3,830,838

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Media Entertainment – continued
$15,015,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	$16,403,888
4,284,000	Myriad International Holdings BV, 6.375%, 7/28/2017, 144A	4,669,560

		24,904,286

	Metals & Mining – 1.4%
1,280,000	APERAM, 7.750%, 4/01/2018, 144A	1,305,600
15,355,000	ArcelorMittal, 7.250%, 3/01/2041	15,508,550
485,000	ArcelorMittal, 7.500%, 10/15/2039	501,975
5,280,000	Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.875%, 2/15/2023	5,874,000
17,695,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	17,500,443
6,645,000	Goldcorp, Inc., 2.125%, 3/15/2018	6,567,679
1,215,000	Samarco Mineracao S.A., 5.375%, 9/26/2024, 144A	1,126,305
9,370,000	Samarco Mineracao S.A., 5.750%, 10/24/2023, 144A	8,948,350
1,445,000	Steel Dynamics, Inc., 5.250%, 4/15/2023	1,466,675

		58,799,577

	Midstream – 2.2%
21,875,000	Energy Transfer Partners LP, 6.050%, 6/01/2041	23,876,366
3,085,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	3,546,056
3,565,000	Kinder Morgan Finance Co. LLC, 6.000%, 1/15/2018, 144A	3,863,747
5,035,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,238,182
10,570,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	11,314,403
6,355,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	6,005,475
7,140,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	7,122,150
12,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.125%, 11/15/2019, 144A	11,564,437
1,345,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.500%, 10/15/2019, 144A	1,334,913
3,500,000	Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.250%, 10/15/2022, 144A	3,491,250
17,640,000	Transportadora de Gas del Peru S.A., 4.250%, 4/30/2028, 144A	17,022,600

		94,379,579

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – 14.6%
$3,975,286	FHLMC, 3.000%, 11/01/2042	$4,024,176
15,203,507	FHLMC, 3.500%, with various maturities in 2043(e)	15,860,837
2,492,203	FHLMC, 4.000%, 8/01/2043	2,659,780
274,327	FHLMC, 5.000%, 8/01/2035	303,383
342,909	FHLMC, 5.500%, with various maturities from 2018 to 2040(e)	374,529
27,555	FHLMC, 6.000%, 6/01/2035	31,524
745,921	FNMA, 3.000%, with various maturities in 2043(e)	754,488
21,865,192	FNMA, 3.500%, with various maturities from 2042 to 2043(e)	22,825,354
4,997,939	FNMA, 4.500%, with various maturities from 2039 to 2043(e)	5,436,320
766,310	FNMA, 6.000%, with various maturities from 2016 to 2037(e)	870,583
42,008	FNMA, 6.500%, with various maturities from 2029 to 2036(e)	47,839
59,267	FNMA, 7.000%, with various maturities in 2030(e)	67,044
57,822	FNMA, 7.500%, with various maturities from 2024 to 2032(e)	67,804
31,900,000	FNMA (TBA), 2.500%, 1/01/2030(f)	32,478,187
14,255,000	FNMA (TBA), 3.000%, 1/01/2030(f)	14,816,848
193,935,000	FNMA (TBA), 3.500%, with various maturities in 2045(e)(f)	201,993,220
201,605,000	FNMA (TBA), 4.000%, with various maturities in 2045(e)(f)	215,148,956
24,650,000	FNMA (TBA), 4.500%, 1/01/2045(f)	26,756,806
736,976	GNMA, 2.106%, 9/20/2063(d)	786,379
176,174	GNMA, 4.144%, 1/20/2063	190,352
157,018	GNMA, 4.323%, 5/20/2063	170,823
207,894	GNMA, 4.423%, 7/20/2063	227,743
1,047,157	GNMA, 4.499%, 12/20/2062	1,140,586
6,000,000	GNMA, 4.500%, 12/20/2064	6,667,500
643,187	GNMA, 4.515%, 7/20/2063	705,480
1,127,811	GNMA, 4.522%, 8/20/2062	1,225,341
639,163	GNMA, 4.524%, 5/20/2063	701,774
1,120,660	GNMA, 4.538%, 11/20/2062	1,221,406
15,834,838	GNMA, 4.546%, 11/20/2062	17,345,276
20,163,706	GNMA, 4.556%, 12/20/2061(b)	21,749,884

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Mortgage Related – continued
$7,456,369	GNMA, 4.575%, 10/20/2064	$8,334,536
2,228,233	GNMA, 4.616%, with various maturities from 2061 to 2062(e)	2,417,624
3,269,521	GNMA, 4.627%, with various maturities from 2061 to 2064(e)	3,560,866
907,323	GNMA, 4.668%, 5/20/2062	982,528
354,093	GNMA, 4.673%, 3/20/2062	383,505
3,741,125	GNMA, 4.676%, 4/20/2062	4,063,928
1,028,823	GNMA, 4.698%, 7/20/2061	1,105,256
711,839	GNMA, 4.700%, 10/20/2061	766,948
716,534	GNMA, 5.500%, 4/15/2038	799,825
155,797	GNMA, 6.000%, with various maturities from 2029 to 2038(e)	178,098
122,348	GNMA, 6.500%, with various maturities from 2028 to 2032(e)	139,871
107,532	GNMA, 7.000%, with various maturities from 2025 to 2029(e)	115,505
41,635	GNMA, 7.500%, with various maturities from 2025 to 2030(e)	47,352
11,538	GNMA, 8.000%, 11/15/2029	11,747
39,756	GNMA, 8.500%, with various maturities from 2017 to 2023(e)	40,313
1,342	GNMA, 9.000%, with various maturities in 2016(e)	1,348
789	GNMA, 11.500%, with various maturities in 2015(e)	792
2,401,585	Government National Mortgage Association, 4.631%, 10/20/2062	2,615,334

		622,215,598

	Non-Agency Commercial Mortgage-Backed Securities – 4.8%
3,680,000	A10 Securitization LLC, Series 2014-1, Class A1, 1.720%, 4/15/2033, 144A	3,674,760
75,665	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.622%, 4/10/2049(d)	75,676
1,670,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A4, 5.612%, 4/10/2049(d)	1,786,857
113,791	Bear Stearns Commercial Mortgage Securities, Series 2007-PW16, Class A2, 5.655%, 6/11/2040(d)	115,045
926,701	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.142%, 12/10/2049(d)	1,015,119
16,000,000	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.796%, 12/10/2049(d)	17,476,016
8,236,000	Commercial Mortgage Pass Through Certificates, Series 2014-KYO, Class D, 2. 159%, 6/11/2027, 144A(d)	8,187,498
12,295,000	Commercial Mortgage Trust, Series 2014-FL5, Class SV1, 2.003%, 10/15/2031(d)(g)	12,310,861

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$13,225,000	Commercial Mortgage Trust, Series 2014-SAVA, Class C, 2.561%, 6/15/2034, 144A(d)	$13,219,432
6,010,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C2, Class A3, 5.542%, 1/15/2049	6,438,110
2,906,849	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A4, 5.898%, 9/15/2039(d)	3,125,476
5,865,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040	6,326,270
5,790,000	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 5.970%, 2/15/2041(d)	6,346,853
1,500,000	GP Portfolio Trust, Series 2014-GPP, Class A, 1.111%, 2/15/2027, 144A(d)	1,496,203
3,295,000	GP Portfolio Trust, Series 2014-GPP, Class D, 2.911%, 2/15/2027, 144A(d)	3,300,391
409,291	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A4, 5.819%, 7/10/2038(d)	427,829
16,235,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/2039	17,317,517
5,445,130	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.736%, 12/10/2049	5,897,332
10,057,537	GS Mortgage Securities Corp. II, Series 2007-GG10, Class A4, 5.796%, 8/10/2045(d)	10,887,917
13,570,130	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class A3, 5.336%, 5/15/2047	14,411,804
2,290,502	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	2,463,399
6,492,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.787%, 6/15/2049(d)	6,969,564
376,633	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class A3, 5.420%, 1/15/2049	402,086
4,110,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 1.511%, 7/15/2031, 144A(d)	4,114,398
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.261%, 7/15/2031, 144A(d)	2,204,244
10,000,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 1.361%, 8/15/2027, 144A(b)(d)	9,980,320
14,150,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051	15,191,426
1,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.882%, 8/12/2049(d)	1,090,694
5,000,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	5,407,360
1,092,000	Morgan Stanley Capital I, Series 2007-HQ12, Class A5, 5.592%, 4/12/2049(d)	1,163,428
1,900,000	Morgan Stanley Capital I, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	2,040,112
3,345,000	Morgan Stanley Capital I, Series 2007-IQ14, Class A4, 5.692%, 4/15/2049	3,601,622
305,000	Morgan Stanley Capital I, Series 2007-T27, Class A4, 5.651%, 6/11/2042(d)	331,998
1,069,957	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.278%, 1/11/2043(d)	1,193,443

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$7,270,000	SCG Trust, Series 2013-SRP1, Class B, 2.656%, 11/15/2026, 144A(d)	$7,288,604
877,542	Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A4, 5.572%, 10/15/2048	927,436
4,370,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A5, 5.342%, 12/15/2043	4,663,332
2,345,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class A5, 5.500%, 4/15/2047	2,526,923

		205,397,355

	Oil Field Services – 2.1%
6,687,000	Ensco PLC, 4.500%, 10/01/2024	6,499,610
5,325,000	Ensco PLC, 5.750%, 10/01/2044	5,342,935
2,535,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,381,739
3,557,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,493,579
21,825,000	Nabors Industries, Inc., 5.100%, 9/15/2023	20,721,812
6,950,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	7,054,250
7,430,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A	4,532,300
7,150,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A	4,290,000
500,000	Rowan Cos., Inc., 4.750%, 1/15/2024	471,933
10,860,000	Rowan Cos., Inc., 4.875%, 6/01/2022	10,567,660
1,330,000	Rowan Cos., Inc., 7.875%, 8/01/2019	1,515,567
2,430,000	Sidewinder Drilling, Inc., 9.750%, 11/15/2019, 144A	1,354,725
3,180,000	Transocean, Inc., 3.800%, 10/15/2022	2,576,833
575,000	Transocean, Inc., 6.375%, 12/15/2021	530,408
17,240,000	Transocean, Inc., 6.500%, 11/15/2020	16,256,768

		87,590,119

	Packaging – 0.3%
5,275,000	Sealed Air Corp., 5.250%, 4/01/2023, 144A	5,380,500
6,450,000	Sealed Air Corp., 6.500%, 12/01/2020, 144A	7,062,750

		12,443,250

	Paper – 0.4%
6,650,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	6,834,664
3,755,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	3,922,361
6,055,000	Rock-Tenn Co., 4.000%, 3/01/2023	6,168,537
2,060,000	Rock-Tenn Co., 4.900%, 3/01/2022	2,212,829

		19,138,391

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Pharmaceuticals – 0.7%
$12,390,000	Valeant Pharmaceuticals International, 6.375%, 10/15/2020, 144A	$12,947,550
760,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	794,200
1,677,000	Valeant Pharmaceuticals International, 6.875%, 12/01/2018, 144A	1,729,826
15,240,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	15,354,300

		30,825,876

	Property & Casualty Insurance – 0.1%
3,285,000	Willis Group Holdings PLC, 5.750%, 3/15/2021	3,669,072

	Refining – 0.7%
9,515,000	Phillips 66, 5.875%, 5/01/2042	10,957,426
21,746,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	21,033,710

		31,991,136

	Retailers – 1.1%
9,300,000	Asbury Automotive Group, Inc., 6.000%, 12/15/2024, 144A	9,462,750
10,745,000	GameStop Corp., 5.500%, 10/01/2019, 144A	10,771,862
16,830,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(b)	17,316,387
6,705,000	SACI Falabella, 3.750%, 4/30/2023, 144A	6,401,686
3,780,000	SACI Falabella, 4.375%, 1/27/2025, 144A	3,697,566
1,125,000	Wolverine World Wide, Inc., 6.125%, 10/15/2020	1,181,250

		48,831,501

	Sovereigns – 1.8%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,553,187
18,540,000	Indonesia Government International Bond, 6.750%, 1/15/2044, 144A	22,943,250
2,261,000	Mexico Government International Bond, 5.550%, 1/21/2045	2,628,413
9,854,000	Mexico Government International Bond, Series A, MTN, 6.050%, 1/11/2040	12,051,442
11,465,000	Philippine Government International Bond, 4.200%, 1/21/2024	12,439,525
10,830,000	Portugal Government International Bond, 5.125%, 10/15/2024, 144A	11,377,110
11,835,000	Republic of Portugal, 5.125%, 10/15/2024	12,432,881

		77,425,808

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Supranational – 3.0%
$1,880,000	Inter-American Development Bank, 5.250%, 7/19/2016, (BRL)	$654,556
55,370,000	International Bank for Reconstruction & Development, 2.625%, 11/07/2016, (MXN)	3,718,267
13,630,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	925,865
4,560,000	International Bank for Reconstruction & Development, Series GDIf, 9.500%, 3/02/2017, (BRL)	1,685,255
23,690,000	International Finance Corp., GMTN, 5.000%, 12/21/2015, (BRL)	8,460,205
97,410,000	International Finance Corp., GMTN, 10.000%, 6/12/2017, (BRL)(b)	35,974,493
209,360,000	International Finance Corp., GMTN, 10.500%, 4/17/2018, (BRL)	78,760,063

		130,178,704

	Technology – 1.5%
1,160,000	Brocade Communications Systems, Inc., 6.875%, 1/15/2020	1,197,700
3,145,000	Dun & Bradstreet Corp. (The), 3.250%, 12/01/2017	3,233,667
4,046,000	Equifax, Inc., 7.000%, 7/01/2037	5,268,414
10,530,000	Hewlett-Packard Co., 2.750%, 1/14/2019	10,543,457
3,730,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,800,236
69,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	79,154
340,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	418,476
6,105,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	6,087,540
33,640,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	34,192,941

		64,821,585

	Tobacco – 0.6%
18,555,000	Reynolds American, Inc., 7.250%, 6/15/2037	23,833,601

	Treasuries – 14.2%
21,710,000(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	154,537,383
513,000,000	Philippine Government International Bond, 3.900%, 11/26/2022, (PHP)	11,210,138
177,000,000	Philippine Government International Bond, 4.950%, 1/15/2021, (PHP)	4,105,237
589,000,000	Philippine Government International Bond, 6.250%, 1/14/2036, (PHP)	14,799,888
31,910,000	U.S. Treasury Bond, 3.375%, 5/15/2044	35,923,672

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$9,780,000	U.S. Treasury Bond, 3.625%, 2/15/2044	$11,509,075
12,290,000	U.S. Treasury Bond, 3.750%, 11/15/2043	14,773,920
64,751,943	U.S. Treasury Inflation Indexed Bond, 0.125%, 7/15/2024(b)(h)	62,359,164
56,347,499	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(b)(h)	63,773,931
20,510,000	U.S. Treasury Note, 0.375%, 3/31/2016(b)	20,506,800
9,345,000	U.S. Treasury Note, 0.375%, 10/31/2016	9,306,302
54,140,000	U.S. Treasury Note, 0.500%, 9/30/2016	54,076,548
92,535,000	U.S. Treasury Note, 0.500%, 11/30/2016	92,303,662
6,610,000	U.S. Treasury Note, 1.250%, 10/31/2018	6,567,141
7,240,000	U.S. Treasury Note, 1.250%, 4/30/2019	7,155,719
25,000,000	U.S. Treasury Note, 1.625%, 12/31/2019	24,962,900
12,950,000	U.S. Treasury Note, 2.500%, 5/15/2024	13,340,520
5,000,000	U.S. Treasury Note, 3.125%, 5/15/2021	5,365,625

		606,577,625

	Wireless – 1.8%
1,475,000	American Tower Corp., 4.700%, 3/15/2022	1,546,526
10,910,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	11,644,025
1,910,000	Bharti Airtel International BV, 5.350%, 5/20/2024, 144A	2,066,467
9,595,000	MTN (Mauritius) Investments Ltd., 4.755%, 11/11/2024, 144A	9,403,100
11,460,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	11,435,109
3,165,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	4,032,938
19,160,000	Softbank Corp., 4.500%, 4/15/2020, 144A	18,872,600
12,045,000	Sprint Capital Corp., 6.875%, 11/15/2028	10,599,600
6,225,000	Ymobile Corp., 8.250%, 4/01/2018, 144A	6,520,687

		76,121,052

	Wirelines – 4.1%
5,757,000	Axtel SAB de CV, (Step to 9.000% on 1/31/2015), 8.000%, 1/31/2020, 144A(i)	5,533,916
7,960,000	CenturyLink, Inc., 5.625%, 4/01/2020	8,258,500
7,175,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,995,625

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
	Wirelines – continued
$24,083,000	Embarq Corp., 7.995%, 6/01/2036	$26,912,752
1,575,000	Frontier Communications Corp., 7.875%, 1/15/2027	1,571,063
5,820,000	Frontier Communications Corp., 8.500%, 4/15/2020	6,489,300
13,565,000	Frontier Communications Corp., 8.750%, 4/15/2022	15,158,888
415,000	Frontier Communications Corp., 9.000%, 8/15/2031	437,825
1,975,000	Qwest Corp., 6.750%, 12/01/2021	2,283,710
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,200,000
4,029,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,460,127
19,601,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	21,854,958
10,864,000	Telemar Norte Leste S.A., 5.500%, 10/23/2020, 144A	10,049,200
10,178,000	Verizon Communications, Inc., 2.625%, 2/21/2020, 144A	10,061,635
29,145,000	Verizon Communications, Inc., 4.400%, 11/01/2034	28,969,576
8,580,000	Verizon Communications, Inc., 5.050%, 3/15/2034	9,152,501
13,720,000	Windstream Corp., 7.500%, 4/01/2023	13,651,400

		177,040,976

	Total Bonds and Notes (Identified Cost $3,977,117,217)	3,961,397,050

Senior Loans – 1.7%
	Automotive – 0.1%
277,900	KAR Auction Services, Inc., Term Loan B2, 3.500%, 3/11/2021(d)	272,342
2,530,210	Visteon Corp., Delayed Draw Term Loan B, 3.500%, 4/09/2021(d)	2,485,931

		2,758,273

	Cable Satellite – 0.1%
3,621,845	Charter Communications Operating LLC, Term Loan E, 3.000%, 7/01/2020(d)	3,547,163

	Diversified Manufacturing – 0.1%
2,995,280	Ameriforge Group, Inc., 1st Lien Term Loan, 5.000%, 12/19/2019(d)	2,695,752

	Electric – 0.1%
5,401,263	NRG Energy, Inc., Refi Term Loan B, 2.750%, 7/02/2018(d)	5,287,188

	Food & Beverage – 0.3%
11,711,500	Aramark Services, Inc., USD Term Loan F, 3.250%, 2/24/2021(d)	11,499,288

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Leisure – 0.1%
$4,017,150	Activision Blizzard, Inc., Term Loan B, 3.250%, 10/12/2020(d)	$4,007,107

	Lodging – 0.3%
12,002,020	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 3.500%, 6/27/2020(d)	11,731,975

	Media Entertainment – 0.1%
4,035,000	Intelsat Jackson Holdings S.A., Term Loan B2, 3.750%, 6/30/2019(d)	3,969,431

	Midstream – 0.1%
6,263,000	Energy Transfer Equity LP, New Term Loan, 3.250%, 12/02/2019(d)	6,021,436

	Wirelines – 0.4%
11,729,000	Level 3 Financing, Inc., Incremental Term Loan B5, 4.500%, 1/31/2022(d)	11,725,364
7,865,000	Sable International Finance Ltd., Secured Term Loan, 11/06/2016(j)	7,825,675

		19,551,039

	Total Senior Loans (Identified Cost $72,075,372)	71,068,652

Shares
Preferred Stocks – 0.3%
	Banking – 0.1%
68,182	Ally Financial, Inc., Series A, (fixed rate to 5/15/2016, variable rate thereafter), 8.500%	1,832,732
532	Ally Financial, Inc., Series G, 7.000%, 144A	531,784

		2,364,516

	Cable Satellite – 0.2%
8,945,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b)	9,280,438

	Finance Companies – 0.0%
5,510	SLM Corp., Series A, 6.970%	271,753

	Total Preferred Stocks (Identified Cost $11,013,801)	11,916,707

Principal Amount (‡)
Short-Term Investments – 13.9%
$222,678	Repurchase Agreement with State Street Bank and Trust Company, dated 12/31/2014 at 0.000% to be repurchased at $222,678 on 1/02/2015 collateralized by $225,000 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $227,227 including accrued interest(k)	222,678

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – continued
$594,892,628	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/2014 at 0.010% to be repurchased at $594,892,959 on 1/02/2015 collateralized by $2,660,000 Federal Home Loan Bank, 2.875% due 6/14/2024 valued at $2,716,525; $45,000,000 Federal Home Loan Mortgage Corp., 2.375% due 1/13/2022 valued at $46,073,385; $149,800,000 U.S. Treasury Note, 2.375% due 8/15/2024 valued at $153,919,500; $324,180,000 U.S. Treasury Note, 2.000% due 10/31/2021 valued at $325,800,900; $50,000,000 U.S. Treasury Note, 2.000% due 2/15/2022 valued at $50,500,000; $26,910,000 U.S. Treasury Note, 2.500% due 5/15/2024 valued at $27,784,575 including accrued interest(k)	$594,892,628

	Total Short-Term Investments (Identified Cost $595,115,306)	595,115,306

	Total Investments – 108.6% (Identified Cost $4,655,321,696)(a)	4,639,497,715
	Other assets less liabilities – (8.6)%	(368,906,764)

	Net Assets – 100.0%	$4,270,590,951

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows: Debt securities and unlisted equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service using market information, transactions for comparable securities and various relationships between securities, if available, or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Equity securities (including closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange or market where traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At December 31, 2014, the net unrealized depreciation on investments based on a cost of $4,663,620,041 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$47,000,601
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(71,122,927)

Net unrealized depreciation	$(24,122,326)

(b)	All of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(c)	A portion of this security has been designated to cover the Fund’s obligations under open TBA transactions.
(d)	Variable rate security. Rate as of December 31, 2014 is disclosed.
(e)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(f)	Delayed delivery. The Fund may purchase securities, including those designated as TBAs in the Portfolio of Investments, for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of the security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The actual security that will be delivered to fulfill a TBA trade is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian. No interest accrues to the Fund until the transaction settles. Purchases of delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.
(g)	Illiquid security. At December 31, 2014, the value of this security amounted to $12,310,861 or 0.3% of net assets. Illiquid securities are deemed to be fair valued pursuant to the Fund’s pricing policies and procedures.
(h)	Treasury Inflation Protected Security (TIPS).
(i)	Coupon rate is a fixed rate for an initial period then resets at a specified date and rate.
(j)	Position is unsettled. Contract rate was not determined at December 31, 2014 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of December 31, 2014, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2014, the value of Rule 144A holdings amounted to $1,033,464,235 or 24.2% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
TBA	To Be Announced
BRL	Brazilian Real
MXN	Mexican Peso
PHP	Philippine Peso
USD	U.S. Dollar

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets or liabilities;

•	Level 2—prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3—prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2014, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$92,004,627	$10,789,461	(a)	$102,794,088
ABS Other	—	26,011,332	12,521,215	(a)	38,532,547
Airlines	—	—	4,248,105	(a)	4,248,105
Mortgage Related	—	615,548,098	6,667,500	(a)	622,215,598
Non-Agency Commercial Mortgage-Backed Securities	—	193,086,494	12,310,861	(a)	205,397,355
All Other Bonds and Notes*	—	2,988,209,357	—		2,988,209,357

Total Bonds and Notes	—	3,914,859,908	46,537,142		3,961,397,050

Senior Loans*	—	71,068,652	—		71,068,652
Preferred Stocks*	2,636,269	9,280,438	—		11,916,707
Short-Term Investments	—	595,115,306	—		595,115,306

Total	$2,636,269	$4,590,324,304	$46,537,142		$4,639,497,715

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.

For the period ended December 31, 2014, there were no transfers among Levels 1, 2 and 3.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2014 and/or December 31, 2014:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2014	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of December 31, 2014	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at December 31, 2014
Bonds and Notes
ABS Car Loan	$—	$—	$—	$(19,846)	$10,809,307	$—	$—	$—	$10,789,461	$(19,846)
ABS Other	12,623,552	—	—	(102,337)	—	—	—	—	12,521,215	(102,337)
Airlines	4,362,720	145	—	(32,996)	—	(81,764)	—	—	4,248,105	(31,156)
Mortgage Related	—	—	—	(23,750)	6,691,250	—	—	—	6,667,500	(23,750)
Non-Agency Commercial Mortgage-Backed Securities	—	—	—	(113)	12,310,974	—	—	—	12,310,861	(113)
Wirelines	265,482	—	(103,458)	81,425	—	$(243,449)	—	—	—	—

Total	$17,251,754	$145	$(103,458)	$(97,617)	$29,811,531	$(325,213)	$—	$—	$46,537,142	$(177,202)

Industry Summary at December 31, 2014 (Unaudited)

Mortgage Related	14.6%
Treasuries	14.2
Banking	7.4
Government Owned—No Guarantee	7.2
Non-Agency Commercial Mortgage-Backed Securities	4.8
Wirelines	4.5
Finance Companies	3.9
Supranational	3.0
Automotive	2.8
ABS Car Loan	2.4
Midstream	2.3
Cable Satellite	2.1
Oil Field Services	2.1
Other Investments, less than 2% each	23.4
Short-Term Investments	13.9

Total Investments	108.6
Other assets less liabilities	(8.6)

Net Assets	100.0%

ITEM 2.	CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date: February 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date: February 23, 2015

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date: February 23, 2015